Stock-Based Compensation (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 22, 2021	Aug. 12, 2021	Jul. 26, 2021	May 12, 2021	Dec. 21, 2021	Oct. 28, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to exercisable price per share
Share based compensation description								The option vested 50% upon issuance and the remaining (50%) in five (5) equal monthly installments commencing on December 4, 2021 and becoming fully vested on April 4, 2022. Ms. Rizvi’s acceptance of the option and the option granted thereunder waived any right to receive a two percent (2%) transaction bonus upon a sale of the Company pursuant to that certain offer letter by and between the Company and Ms. Rizvi dated April 1, 2021.
Restricted stock award								50,000	0
Unrecognized tax benefits								$ 0
Option to purchase shares								5,399,441	171,703	171,703
Exercise price per share								$ 0.74	$ 1.89	$ 1.89
Expected Term							5 years	5 years
Options Granted		50,000	18,750					5,227,738
Granted fair value
Share-based payment arrangement, expense							$ 400,000
Cannata [Member] | Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase shares				1,673,994
Exercise price per share				$ 1.12
Granted fair value				$ 1.11
Expected Term				7 years 6 months
Expected Volatility Rate				205.00%
Discount Rate				1.34%
Expected Dividend Rate				0.00%
Share-based payment arrangement, expense								$ 653,000	$ 144,000
Dillashaw [Member] | Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term		1 year
Expected Volatility Rate		206.00%
Discount Rate		1.34%
Expected Dividend Rate		0.00%
Granted fair value		$ 78,000
May [Member] | Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase shares						1,673,994
Exercise price per share						$ 0.70
Expected Term						7 years 6 months
Expected Volatility Rate						208.00%
Discount Rate						1.44%
Expected Dividend Rate						0.00%
Granted fair value						$ 2,000,000
Sabina Rizvi [Member] | Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase shares					1,811,000
Exercise price per share					$ 0.40
Expected Term					7 years
Expected Volatility Rate					208.00%
Discount Rate					1.39%
Expected Dividend Rate					0.00%
Granted fair value					$ 721,000
2021 and Omnibus Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of share based compensation	1,811,000
Option to exercisable price per share	$ 0.40
2015 Incentive Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued								2,000,000
Granted shares								576,494
Maximum number of shares granted to employee								350,000
Adjustment to cash paid								$ 1,500,000